Derivative financial instruments (Details 2)	Mar. 31, 2011
Interest rates / Currencies [Member]
Final Maturity Dates
Maturity dates	Dec. 01, 2019
Bunker Oil [Member]
Final Maturity Dates
Maturity dates	Dec. 01, 2011
Nickel [Member]
Final Maturity Dates
Maturity dates	Dec. 01, 2012